Revenue, Backlogs (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	€ 15,916.9	€ 11,490.8
2021 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations		5,718.4
2022 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	6,225.5	3,326.7
2023 [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	4,199.4
2023+ [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations		€ 2,445.7
2024+ [Member]
Remaining unsatisfied performance obligations order backlogs [Abstract]
Total remaining unsatisfied performance obligations	€ 5,492.0